Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator Earnings Allocable To Common Stock Subject To Possible Redemption [Abstract]
Income from investments held in Trust Account	$ 37,656	$ 27,342
Less: income from investments held in Trust Account used to pay for income taxes and franchise taxes	(34,657)	(34,679)
Net income loss attributable to Common stock subject to possible redemption	$ 2,999	$ (7,337)
Denominator Weighted Average Common Stock Subject To Possible Redemption [Abstract]
Basic and diluted weighted average shares outstanding	16,638,694	16,723,356
Basic and diluted net loss per share, common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00
Numerator Net loss Minus Amount Allocable To Redeemable Common Stock And Change In Fair Value [Abstract]
Net loss	$ (1,015,510)	$ (107,031)
Less: Net loss allocable to common stock subject to possible redemption	(2,999)	7,337
Non-redeemable net loss	$ (1,018,509)	$ (99,694)
Denominator Weighted Average Non Redeemable Common Stock [Abstract]
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,839,036	4,483,216
Basic and diluted net loss per share, common stock subject to possible redemption	$ (0.21)	$ (0.02)